Description of Business and Organization	12 Months Ended
Dec. 31, 2022
Description of Business and Organization [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

NOTE 1 – DESCRIPTION OF BUSINESS AND ORGANIZATION

Luokung Technology Corp. (“LKCO”), formerly Kingtone Wirelessinfo Solution Holding Ltd (“Kingtone Wireless”) was incorporated in the British Virgin Islands on October 27, 2009 under the name of Reizii Capital Management Limited. It has wholly-owned subsidiaries and a variable interest entity (“VIE”). Its wholly-owned subsidiaries include: Topsky Info-tech Holdings Pte Ltd. (“Topsky”), which was established in Singapore on November 3, 2009, and Xi’an Softech Co., Ltd. (“Softech”), which was established in Xi’an, Shaanxi Province, China on November 27, 2009 by Topsky. Its VIE is Xi’an Kingtone Information Technology Co., Ltd. (“Kingtone Information”) which was incorporated in Xi’an, Shaanxi province, China on December 28, 2001.

On May 10, 2019 and November 6, 2020, LK Technology entered into a Stock Purchase Agreement and The Supplementary Agreement to Stock Purchase Agreement with the shareholders of BotBrain AI Limited (“Botbrain”), a limited liability company incorporated under the laws of the British Virgin Islands, pursuant to which LK Technology acquired 67.36% of the issued and outstanding shares of BotBrain for an aggregate purchase price of $2.5 million (RMB 16.4 million), of which $1.5 million (RMB 9.6 million) was to be paid in cash to obtain 20% of BotBrain; and LKCO issued 1,789,618 ordinary shares to acquire the remaining 47.36% of BotBrain. The closing of the acquisition was completed on December 4, 2020.

On August 28, 2019, the Company entered into a Share Purchase Agreement, pursuant to which the Company will acquire 100% of the equity interests of Saleya Holdings Limited (“Saleya”) from Saleya’s shareholders for an aggregate purchase price of approximately $120 million. On March 17, 2021, the Company completed the acquisition of its 100% equity interest in Saleya for a consideration of (i) a cash amount of $102 million (RMB666 million), (ii) 9,819,926 LKCO ordinary shares and (iii) 1,500,310 LKCO preferred shares pursuant to a supplemental agreement dated February 24, 2021. The main operating subsidiary, eMapgo Technologies (Beijing) Co., Ltd. is a provider of navigation and electronic map services in China, as well as a provider of Internet map services and geographic information system engineering. The acquisition enables us to develop our smart transportation business, including autonomous driving and vehicle-road collaboration (V2X). From April 2021 to December 2021, Saleya contributed $9.1 million to smart transportation revenue and incurred a net loss of $4.5 million.

LKCO, its subsidiaries and its VIEs (collectively the “Company”) is a leading spatial-temporal intelligent big data services company and provider of interactive location-based services (“LBS”) and high-definition maps (“HD Maps”) in China. It has established its presence in smart transportation, carbon neutrality and natural resource management services, and LBS related intelligent industrialized applications. In smart transportation, not only does Luokung provide HD Map and other autonomous driving enabling technologies, such as vehicle position fusion, collaborative navigation, and simulation testing to enable smart vehicles, but also provides key enabling services, such as 24/7 road hazard awareness, real-time road visibility monitoring, intelligent road management and maintenance, and vehicle-road collaboration to assist smart road capabilities. In carbon neutrality and natural resource management services, Luokung expands on its remote sensing AI big data processing capabilities to address a broader market focusing on industrial applications in carbon emission, carbon neutrality, geographical resources, forestry resources, water resources, crops, etc. In LBS related intelligent industrialized applications, Luokung offers LBS, covering direct LBS business services, LBS as platform to enable business’ customer serving operations, and LBS advertising business.

As of December 31, 2022, details of the Company’s subsidiaries and VIEs are as follows:

Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Subsidiaries:
LK Technology Ltd.	Mar-3- 11	BVI	100%
Dream Beyond Global Limited	Dec-12- 18	BVI	100%
Superengine Holding Limited	Jun-14- 18	BVI	100%
Saleya Holding Limited(1)	Apr-6- 06	BVI	100%
MMB Limited	Apr-11- 13	Hong Kong	100%
Mobile Media (China) Limited	Nov-6- 07	Hong Kong	100%
Beijing Luokuang Spatial-Temporal Data Technology Co., Ltd.	Feb-1- 13	PRC	100%
Shenzhen Luokung Technology Co., Ltd.	Dec-23- 10	PRC	100%
Yunnan Luokung Technology Co., Ltd.	Jul-7- 21	PRC	100%
DMG Infotech Co., Ltd(1)	Oct-20- 06	PRC	100%
Jiangsu Zhong Chuan Rui You Information and Technology Co., Ltd. (“Zhong Chuan Rui You”)	May-26- 11	PRC	100%
Huoerguosi Luokung Information and Technology Co., Ltd.	Jul-19- 17	PRC	100%
Shenzhen Jiu Zhou Shi Dai Digital and Technology Co., Ltd.	Nov-26- 04	PRC	100%
Shanghai PICO AI Technology Co., Ltd.	Jul-23- 21	PRC	100%
Luokung Zhitong Technology Co., Ltd.	May-18- 20	PRC	51%
Beijing Yuanli Anda Technology Co., Ltd.	Jun-13- 18	PRC	51%
Beijing Wave Function Culture Development Co., Ltd (“Wave Function”) (2)	Mar-30- 21	PRC	41%
Yunnan Wave Function Technology Co., Ltd (2)	Jul-22- 21	PRC	41%
BOTBRAIN AI LIMITED	May-22- 19	BVI	67.36%
BOTBRAIN LIMITED	Sep-10- 19	Hong Kong	67.36%
Beijing BotBrain AI Information Technology Ltd.	Jan-14- 20	PRC	67.36%
Nanjing BotBrain AI Technology Co., Ltd.	Mar-6- 19	PRC	43.78%
Beijing GWIN Digital Technology Co., Ltd.	Jun-17- 21	PRC	70%
Luokung Remote Sensing Technology Co., Ltd.	Oct-25- 21	PRC	75%
Yunnan eMapgo Technologies Co., Ltd.	May-10-22	PRC	100%
Beijing BotAiot Intelligence Co., Ltd.	Mar-9-22	PRC	34.35%
Wave Function Big Data (Yunnan) Co., Ltd.(2)	Feb-17-22	PRC	41%
Beijing Luokung Zhishang Cateing Management Co., Ltd.	Mar-16-22	PRC	100%
Pinkong Partner Ltd.	Jun-24-21	BVI	75%
PICO AI Ltd.	Jul-14-21	BVI	75%
PICO AI HongKong Limited	Jul-20-21	Hong Kong	75%
PicoAI US Inc.	Aug-26-21	U.S.A	52.5%

Name	Date of incorporation	Place of incorporation	Percentage of legal ownership
Contractual Control:
Superengine Graphics Software Technology Development (Suzhou) Co., Ltd. (“Suzhou Superengine”)	Apr-2- 04	PRC	100%
Anhui Superengine Intelligent Technology co., Ltd	Oct-26- 17	PRC	100%
SuperEngine (Hainan) Technology Development Co., Ltd.	Aug-20- 20	PRC	100%
Luokung Datong Data Technology Co., Ltd.	Aug-27- 20	PRC	75%
VIEs:
Beijing Zhong Chuan Shi Xun Technology Co., Ltd. (“Zhong Chuan Shi Xun”)	May-17- 04	PRC	100%
Beijing BotBrain AI Technology Co., Ltd. (“Beijing BotBrain”)	Jan-18- 16	PRC	67.36%
eMapgo Technologies (Beijing) Co., Ltd. (1) (“EMG”)	Mar-12- 04	PRC	100%

(1)	Acquired on March 17, 2021
(2)	Luokung entered into a formal agreement with a 10% shareholder and agreed to control these entities through the cooperation of a 10% shareholder who votes consistent with the Company’s wishes.